7. SHARE CAPITAL (Details) - CAD ($)		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Share Capital Transaction 1
Shares, Issued				5,000,000
Sale of Stock, Price Per Share				$ 0.125
Stock Issued				$ 625,000
Finder's fee paid				$ 21,700
Finder's Warrants issued				173,600
Share Capital Transaction 2
Shares, Issued				1,785,715
Sale of Stock, Price Per Share				$ 0.14
Stock Issued				$ 250,000
Finder's fee paid				$ 3,654
Finder's Warrants issued				26,100
Share Capital Transaction 3
Stock Issued				$ 22,188
Share Capital Transaction 4
Shares, Issued	[1]		2,000,000
Sale of Stock, Price Per Share	[1]		$ 0.085
Stock Issued	[1]		$ 170,000
Share Capital Transaction 5
Stock Issued			$ 15,500
Share Capital Transaction 6
Shares, Issued	[1]		100,000
Sale of Stock, Price Per Share	[1]		$ 0.12
Stock Issued	[1]		$ 12,000
Share Capital Transaction 7
Shares, Issued			5,000,000
Sale of Stock, Price Per Share			$ 0.10
Stock Issued			$ 500,000
Finder's fee paid			$ 24,000
Finder's Warrants issued			240,000
Share Capital Transaction 8
Shares, Issued	[1]		100,000
Sale of Stock, Price Per Share	[1]		$ 0.09
Stock Issued	[1]		$ 9,000
Share Capital Transaction #9a
Shares, Issued		5,000,000
Sale of Stock, Price Per Share		$ 0.05
Stock Issued		$ 250,000
Share Capital Transaction #9b
Shares, Issued		10,203,333
Sale of Stock, Price Per Share		$ 0.06
Stock Issued		$ 612,200
Share Capital Transaction 10
Shares, Issued	[1]	125,000
Sale of Stock, Price Per Share	[1]	$ 0.065
Stock Issued	[1]	$ 8,125
Share Capital Transaction #11a
Shares, Issued		13,820,000
Sale of Stock, Price Per Share		$ 0.05
Stock Issued		$ 691,000
Share Capital Transaction #11b
Shares, Issued		6,908,333
Sale of Stock, Price Per Share		$ 0.06
Stock Issued		$ 414,500
Share Capital Transaction 12
Shares, Issued	[1]	1,136,363
Sale of Stock, Price Per Share	[1]	$ 0.066
Stock Issued	[1]	$ 75,000
Share Capital Transaction 13
Shares, Issued	[1]	100,000
Sale of Stock, Price Per Share	[1]	$ 0.065
Stock Issued	[1]	$ 6,500

[1]	Note 5.